SCHEDULE OF REVENUE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Non-lease components of rental arrangements	$ 4,194,415	$ 3,287,013	$ 2,235,529
Other	108,564	92,998	42,142
Revenue from contracts with customers (IFRS 15)	4,302,979	3,380,011	2,277,671
Rental income	35,133,364	28,603,556	23,318,402
Total revenues	$ 39,436,343	$ 31,983,567	$ 25,596,073